Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Operating activities
Net loss for the year	$ (3,638,465)	$ (4,102,659)
Adjustments for the following non-cash items:
Depreciation of property and equipment	82,113	87,803
Amortization of intangible assets	592,942	616,532
Depreciation on right of use asset	187,048	134,508
Bad debts written off	48,524	7,545
Interest expense on lease liability	51,431	62,604
Share-based compensation	235,006
Loss on derecognition of right of use of asset	3,596
Change in fair value of warrant liability	608,537	63,769
Accretion expense		223,059
Loss on extinguishment of liability		156,339
Gain (loss) on change in fair value of the conversion feature liability		(76,543)
Derecognition of right of use of assets
Unrealized foreign exchange gain (loss)		38,836
Net changes in non-cash working capital balances:
Trade and other receivables	14,477	596,219
Prepaid expenses and deposits	47,910	60,239
Accounts payable and accrued liabilities	999,683	519,943
Deferred government incentive	(176,253)	(208,376)
Deferred revenue	(3,369)	111,921
Net cash used in operating activities	(946,820)	(1,708,261)
Financing activities
Share capital issuance	1,847,477	2,751,937
Loan from directors	629,120
Exercise of share warrants	1,008,798
Warrant liability allocation on share capital issuance	659,190
Share issue cost	(487,313)
Proceed from conversion note		300,000
Proceed from equity purchase agreement		487,491
Proceed from scientific research and development loan		87,369
Repayment of scientific research and development loan		(517,467)
Repayment of lease obligations	(206,185)	(196,703)
Net cash provided by financing activity	3,451,087	2,912,627
Investing activities
Additions to intangible assets	(944,187)	(1,112,399)
Additions to property and equipment		(4,991)
Net cash used in investing activity	(944,187)	(1,117,390)
Net change in cash	1,560,080	86,976
Effect of changes in foreign exchange rates	(23,065)	(226,985)
Cash, beginning of year	580,356	720,365
Cash, end of year	2,117,371	580,356
Supplementary cash flow information:
Interest paid	218,512	35,281
Income taxes paid